DAC AND OTHER DEFERRED ASSETS/LIABILITIES - DAC Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance beginning of the year	$ 672	$ 477	$ 471
Capitalization	128	120	95
Impact of assumptions updates and model changes			(8)
All other			(23)
Total amortization	(40)	(35)	(31)
Change in unrealized investment gains and losses			(58)
Balance end of the year	760	672	477
VUL
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance beginning of the year	361	300
Capitalization	70	79
Total amortization	(21)	(18)
Balance end of the year	410	361	300
IUL
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance beginning of the year	297	287
Capitalization	16	27
Total amortization	(17)	(17)
Balance end of the year	296	297	287
GMxB Core
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance beginning of the year	14	0
Capitalization	28	14
Total amortization	(2)	0
Balance end of the year	40	14	0
Investment Edge
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance beginning of the year	0	0
Capitalization	1	0
Total amortization	0	0
Balance end of the year	1	0	0
SCS
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance beginning of the year	0	0
Capitalization	13	0
Total amortization	0	0
Balance end of the year	13	0	$ 0
Other
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Total amortization	$ 1	$ 1